INCOME TAXES - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns
Unrecognized Tax Benefits, Beginning Balance	$ 96,343	$ 99,603	$ 101,119
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	2,229	2,778	2,785
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	0	0	4,881
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(1,364)	(817)	(1,020)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(8,867)	(5,221)	(8,162)
Unrecognized Tax Benefits, Ending Balance	$ 88,341	$ 96,343	$ 99,603